Statements of Operations (CAD)	12 Months Ended			211 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012
Expenses
Depreciation	212	284	382	7,173
Consulting			4,715	272,950
Consulting - stock based compensation				2,926,980
Financing fee - stock based compensation (Note 7)		63,708		90,096
Interest and bank charges	3,514	5,579	3,209	28,357
Management fees (Note 8)	60,000	60,000	70,500	1,215,654
Mineral property costs (recovery) (Note 4)	(70,169)	44,422	156,155	11,324,777
Office and sundry	33,474	27,259	39,947	625,854
Professional fees	41,872	44,798	70,779	659,183
Travel and promotion	3,251	6,108	25,674	310,051
Loss Before Other Item	(72,154)	(252,158)	(371,361)	(17,461,075)
Fair value adjustment of derivative liabilities (Note 6)	1,115	62,655	634,555	333,965
Gain on write-off of debt	20,000			20,000
Income (Loss) Before Income Taxes	(51,039)	(189,503)	263,194	(17,107,110)
Deferred income tax recovery				67,162
Net Income (Loss) and Comprehensive Income (Loss)	(51,039)	(189,503)	263,194	(17,039,948)
Earnings (Loss) Per Share
Basic	0.00	(0.02)	0.03
Diluted	0.00	(0.02)	0.02
Weighted Average Common Shares Outstanding
Basic	12,791,921	10,282,624	9,766,206
Diluted			13,643,412